NET INVESTMENT IN SUBLEASE (Tables)	12 Months Ended
Jun. 30, 2026
Net Investment In Sublease
SCHEDULE OF FUTURE MINIMUM RENTALS RECEIVABLE UNDER NON-CANCELLABLE FINANCE LEASES

Future minimum rentals receivable under non-cancellable finance leases as at each of the reporting dates are as follows:

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
Amounts receivable:
Within one year	173,894	134,094	825
After one year but within two years	80,294	42,783	263
After two years but within five years	31,924	72,190	444
Total undiscounted lease payment receivables	286,112	249,067	1,532
Unearned finance income	(2,366)	(5,232)	(32)
Net investments in subleases	283,746	243,835	1,500

Classification in consolidated statements of financial position
Current	172,233	132,303	814
Non-current	111,513	111,532	686
Total	283,746	243,835	1,500